Exhibit 99.1

World Omni Auto Receivables Trust 2022-D

Monthly Servicer Certificate

September 30, 2023

Dates Covered
Collections Period	09/01/23 - 09/30/23
Interest Accrual Period	09/15/23 - 10/15/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/23	704,144,974.08	36,597
Yield Supplement Overcollateralization Amount 08/31/23	81,629,668.50	0
Receivables Balance 08/31/23	785,774,642.58	36,597
Principal Payments	27,112,692.71	1,016
Defaulted Receivables	696,314.19	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/23	77,877,434.55	0
Pool Balance at 09/30/23	680,088,201.13	35,554

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.53%
Prepayment ABS Speed	1.43%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,030,271.77	342
Past Due 61-90 days	2,740,817.74	113
Past Due 91-120 days	524,524.84	27
Past Due 121+ days	0.00	0
Total	11,295,614.35	482

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.49%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	560,503.68
Aggregate Net Losses/(Gains) - September 2023	135,810.51
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.21%
Prior Net Losses/(Gains) Ratio	0.30%
Second Prior Net Losses/(Gains) Ratio	0.61%
Third Prior Net Losses/(Gains) Ratio	0.38%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	6,120,793.81
Actual Overcollateralization	6,120,793.81
Weighted Average Contract Rate	5.03%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	52.87

Flow of Funds	$ Amount
Collections	30,934,260.14
Investment Earnings on Cash Accounts	26,872.08
Servicing Fee	(654,812.20)
Transfer to Collection Account	-
Available Funds	30,306,320.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,095,773.92
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	2,359,468.18
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,120,793.81
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,370,284.11

Total Distributions of Available Funds	30,306,320.02

Servicing Fee	654,812.20
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 09/15/23	697,807,669.31
Principal Paid	23,840,261.99
Note Balance @ 10/16/23	673,967,407.32

Class A-1
Note Balance @ 09/15/23	0.00
Principal Paid	0.00
Note Balance @ 10/16/23	0.00
Note Factor @ 10/16/23	0.0000000%

Class A-2a
Note Balance @ 09/15/23	159,396,607.03
Principal Paid	15,489,088.50
Note Balance @ 10/16/23	143,907,518.53
Note Factor @ 10/16/23	62.0719110%

Class A-2b
Note Balance @ 09/15/23	85,941,062.28
Principal Paid	8,351,173.49
Note Balance @ 10/16/23	77,589,888.79
Note Factor @ 10/16/23	62.0719110%

Class A-3
Note Balance @ 09/15/23	306,860,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	306,860,000.00
Note Factor @ 10/16/23	100.0000000%

Class A-4
Note Balance @ 09/15/23	99,620,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	99,620,000.00
Note Factor @ 10/16/23	100.0000000%

Class B
Note Balance @ 09/15/23	30,630,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	30,630,000.00
Note Factor @ 10/16/23	100.0000000%

Class C
Note Balance @ 09/15/23	15,360,000.00
Principal Paid	0.00
Note Balance @ 10/16/23	15,360,000.00
Note Factor @ 10/16/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,095,773.92
Total Principal Paid	23,840,261.99
Total Paid	26,936,035.91

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	731,896.09
Principal Paid	15,489,088.50
Total Paid to A-2a Holders	16,220,984.59

Class A-2b
One-Month SOFR	5.31328%
Coupon	6.16328%
Interest Paid	456,112.33
Principal Paid	8,351,173.49
Total Paid to A-2b Holders	8,807,285.82

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.0312388
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.3432835
Total Distribution Amount	26.3745223

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.1569017
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.8093879
Total A-2a Distribution Amount	69.9662896

A-2b Interest Distribution Amount	3.6488986
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.8093879
Total A-2b Distribution Amount	70.4582865

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	98.97
Noteholders' Third Priority Principal Distributable Amount	644.29
Noteholders' Principal Distributable Amount	256.74

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/23	5,106,453.81
Investment Earnings	21,952.34
Investment Earnings Paid	(21,952.34)
Deposit/(Withdrawal)	-
Balance as of 10/16/23	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,459,937.04	$5,311,743.39	$4,771,349.87
Number of Extensions	148	179	165
Ratio of extensions to Beginning of Period Receivables Balance	0.57%	0.65%	0.56%